financing costs (Tables)	12 Months Ended
Dec. 31, 2018
financing costs
Schedule of financing costs

Years ended December 31 (millions)	Note	2018	2017
Interest expense
Interest on long-term debt		$598	$561
Interest on short-term borrowings and other		6	5
Interest accretion on provisions	25	21	13
Long-term debt prepayment premium	26(b)	34	—
		659	579
Employee defined benefit plans net interest	15(b), (g)	17	6
Foreign exchange		(6)	(5)
		670	580
Interest income		(9)	(7)
		$661	$573